CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 CNY (¥) shares
Provision for credit losses, Loan recognized | ¥	¥ 1,182,609	¥ 2,190,575
Provision for credit losses, Other receivables | ¥	20,980	51,666
Provision for credit losses, Financial lease receivables | ¥	27,021	27,250
Current liabilities	¥ 1,147,205	¥ 3,076,398
Ordinary shares, shares authorized (in shares)	10,000,000,000	10,000,000,000
Ordinary shares, shares issued (in shares)	1,112,431,559	887,667,457
VIEs
Current liabilities | ¥	¥ 65,476	¥ 74,022
Class A ordinary shares
Ordinary shares, shares issued (in shares)	1,071,621,698	846,857,596
Ordinary shares, shares outstanding (in shares)	1,071,621,698	846,857,596
Class B ordinary shares
Ordinary shares, shares issued (in shares)	40,809,861	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861	40,809,861